UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F-HR/A

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [X]; Amendment Number: 1
This amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED ON JANUARY 28, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners, LLC
Address:  56 Mason Street
          Greenwich, CT 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      James E. Buck, II
Title:     Managing Member
Phone:     203-629-7500
Signature, Place and Date of Signing:

 James E. Buck, II   Greenwich, Connecticut   May 6, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    54681

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMERICAN FINL HLDGS            COMMON STOCK     026075101     1476    49400 SH       SOLE                  49400        0        0
D EQUITABLE BK MD                COMMON STOCK     29444Q105     1769    48600 SH       SOLE                  48600        0        0
D GRANITE ST BANKSHARES          COMMON STOCK     387472103     1363    31200 SH       SOLE                  31200        0        0
D HOUSEHOLD INTL CORP            COMMON STOCK     441815107     6079   218600 SH       SOLE                 218600        0        0
D INKTOMI CORP                   COMMON STOCK     457277101      240   150000 SH       SOLE                 150000        0        0
D OSMONICS INC                   COMMON STOCK     688350107     3212   189600 SH       SOLE                 189600        0        0
D PHARMACIA CORPORATION          COMMON STOCK     71713U102    27020   646400 SH       SOLE                 646400        0        0
D RATIONAL SOFTWARE CORP         COMMON STOCK     75409P202    11995  1154500 SH       SOLE                1154500        0        0
D ROYAL APPLIANCE MFG CO         COMMON STOCK     780076105     1527   210000 SH       SOLE                 210000        0        0
S REPORT SUMMARY                 9 DATA RECORDS                54681        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED